Supplemental Equity and Comprehensive Income Information (Tables)	12 Months Ended
Dec. 31, 2017
Supplemental Equity and Comprehensive Income Information
Changes in Accumulated Other Comprehensive Income (Loss) Attributable to 3M

Changes in Accumulated Other Comprehensive Income (Loss) Attributable to 3M by Component

		Defined Benefit	Cash Flow	Total
		Pension and	Hedging	Accumulated
	Cumulative	Postretirement	Instruments,	Other
	Translation	Plans	Unrealized	Comprehensive
(Millions)	Adjustment	Adjustment	Gain (Loss)	Income (Loss)
Balance at December 31, 2014, net of tax:	$(1,095)	$(5,293)	$99	$(6,289)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	(447)	367	212	132
Amounts reclassified out	—	537	(174)	363
Total other comprehensive income (loss), before tax	(447)	904	38	495
Tax effect	(137)	(415)	(13)	(565)
Total other comprehensive income (loss), net of tax	(584)	489	25	(70)
Balance at December 31, 2015, net of tax:	$(1,679)	$(4,804)	$124	$(6,359)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	(244)	(1,122)	57	(1,309)
Amounts reclassified out	—	421	(109)	312
Total other comprehensive income (loss), before tax	(244)	(701)	(52)	(997)
Tax effect	(85)	177	19	111
Total other comprehensive income (loss), net of tax	(329)	(524)	(33)	(886)
Balance at December 31, 2016, net of tax:	$(2,008)	$(5,328)	$91	$(7,245)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	91	(600)	(311)	(820)
Amounts reclassified out	—	483	(7)	476
Total other comprehensive income (loss), before tax	91	(117)	(318)	(344)
Tax effect	279	169	115	563
Total other comprehensive income (loss), net of tax	370	52	(203)	219
Balance at December 31, 2017, net of tax:	$(1,638)	$(5,276)	$(112)	$(7,026)

Reclassifications Out of Accumulated Other Comprehensive Income

Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M

	Amounts Reclassified from
Details about Accumulated Other	Accumulated Other Comprehensive Income
Comprehensive Income Components	Year ended December 31,			Location on Income
(Millions)	2017	2016	2015	Statement
Gains (losses) associated with defined benefit pension and postretirement plans amortization
Transition asset	$—	$1	$1	See Note 12
Prior service benefit	89	92	79	See Note 12
Net actuarial loss	(570)	(506)	(626)	See Note 12
Curtailments/Settlements	(2)	(8)	9	See Note 12
Total before tax	(483)	(421)	(537)
Tax effect	116	148	176	Provision for income taxes
Net of tax	$(367)	$(273)	$(361)

Cash flow hedging instruments gains (losses)
Foreign currency forward/option contracts	$8	$110	$178	Cost of sales
Commodity price swap contracts	—	—	(2)	Cost of sales
Interest rate swap contracts	(1)	(1)	(2)	Interest expense
Total before tax	7	109	174
Tax effect	(3)	(39)	(63)	Provision for income taxes
Net of tax	$4	$70	$111
Total reclassifications for the period, net of tax	$(363)	$(203)	$(250)